segment information	6 Months Ended
Jun. 30, 2025
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security and automation); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

We embarked upon the modification of our internal and external reporting processes, systems and internal controls arising from the acquisition, and ongoing integration, of LifeWorks Inc.; commencing with the three-month period ended March 31, 2025, we have transitioned to our new segmented reporting structure and have restated comparative amounts on a comparable basis. The TELUS health segment includes: healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration).

The TELUS digital experience segment, which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliation thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	TELUS technology solutions								TELUS digital
	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
Three-month periods ended	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
June 30 (millions)				(restated*)		(restated*)						(restated*)
Operating revenues
External revenues
Service	$1,755	$1,758	$1,500	$1,476	$3,255	$3,234	$514	$442	$722	$666	$—	$—	$4,491	$4,342
Equipment	466	479	72	76	538	555	2	3	—	—	—	—	540	558
Revenues arising from contracts with customers	$2,221	$2,237	$1,572	$1,552	3,793	3,789	516	445	722	666	—	—	5,031	4,900

			Other income (Note 7)		50	30	1	1	—	43	—	—	51	74
					3,843	3,819	517	446	722	709	—	—	5,082	4,974
			Intersegment revenues		5	5	2	2	244	227	(251)	(234)	—	—
					$3,848	$3,824	$519	$448	$966	$936	$(251)	$(234)	$5,082	$4,974
			EBITDA [1]		$1,549	$1,473	$84	$49	$61	$166	$(15)	$(12)	$1,679	$1,676
			Restructuring and other costs included in EBITDA (Note 16)		55	88	7	21	71	12	—	—	133	121
			Adjusted EBITDA [1]		$1,604	$1,561	$91	$70	$132	$178	$(15)	$(12)	$1,812	$1,797
			Capital expenditures [2]		$591	$613	$59	$50	$43	$40	$(15)	$(12)	$678	$691
			Adjusted EBITDA less capital expenditures [1]		$1,013	$948	$32	$20	$89	$138	$—	$—	$1,134	$1,106
			Operating revenues – external, other income and intersegment (above)		$3,848	$3,824	$519	$448	$966	$936	$(251)	$(234)	$5,082	$4,974
			Goods and services purchased		1,727	1,700	185	187	182	160	(236)	(222)	1,858	1,825
			Employee benefits expense		572	651	250	212	723	610	—	—	1,545	1,473
			EBITDA (above)		1,549	1,473	84	49	61	166	(15)	(12)	1,679	1,676
			Depreciation		535	529	10	30	56	49	—	—	601	608
			Amortization of intangible assets		238	235	100	90	65	61	—	—	403	386
			Impairment of goodwill		—	—	—	—	500	—	—	—	500	—
			Operating income (loss)		$776	$709	$(26)	$(71)	$(560)	$56	$(15)	$(12)	175	682

											Financing costs		373	382
											Income (loss) before income taxes		$(198)	$300

	TELUS technology solutions								TELUS digital
	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
Six-month periods ended	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
June 30 (millions)				(restated*)		(restated*)						(restated*)
Operating revenues
External revenues
Service	$3,512	$3,525	$3,007	$2,940	$6,519	$6,465	$984	$858	$1,431	$1,348	$—	$—	$8,934	$8,671
Equipment	965	939	147	149	1,112	1,088	3	7	—	—	—	—	1,115	1,095
Revenues arising from contracts with customers	$4,477	$4,464	$3,154	$3,089	7,631	7,553	987	865	1,431	1,348	—	—	10,049	9,766

			Other income (Note 7)		89	57	1	1	—	82	—	—	90	140
					7,720	7,610	988	866	1,431	1,430	—	—	10,139	9,906
			Intersegment revenues		11	10	4	4	497	430	(512)	(444)	—	—
					$7,731	$7,620	$992	$870	$1,928	$1,860	$(512)	$(444)	$10,139	$9,906
			EBITDA [1]		$3,119	$2,889	$151	$84	$181	$363	$(28)	$(22)	$3,423	$3,314
			Restructuring and other costs included in EBITDA (Note 16)		134	272	16	45	80	22	—	—	230	339
			Adjusted EBITDA [1]		$3,253	$3,161	$167	$129	$261	$385	$(28)	$(22)	$3,653	$3,653
			Capital expenditures [2]		$1,106	$1,276	$103	$94	$84	$66	$(28)	$(20)	$1,265	$1,416
			Adjusted EBITDA less capital expenditures [1]		$2,147	$1,885	$64	$35	$177	$319	$—	$(2)	$2,388	$2,237
			Operating revenues – external, other income and intersegment (above)		$7,731	$7,620	$992	$870	$1,928	$1,860	$(512)	$(444)	$10,139	$9,906
			Goods and services purchased		3,453	3,371	374	368	362	314	(484)	(418)	3,705	3,635
			Employee benefits expense		1,159	1,360	467	418	1,385	1,183	—	(4)	3,011	2,957
			EBITDA (above)		3,119	2,889	151	84	181	363	(28)	(22)	3,423	3,314
			Depreciation		1,064	1,150	23	53	106	95	—	—	1,193	1,298
			Amortization of intangible assets		478	458	194	180	131	121	—	—	803	759
			Impairment of goodwill		—	—	—	—	500	—	—	—	500	—
			Operating income (loss)		$1,577	$1,281	$(66)	$(149)	$(556)	$147	$(28)	$(22)	927	1,257

											Financing costs		717	776
											Income before income taxes		$210	$481
*

As required by IFRS Accounting Standards, comparative amounts have been restated to conform with the reportable segments presented in the current period. The currently reported TELUS health results were previously included with the TELUS technology solutions’ “Fixed” and “Segment total” results.

1	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS Digital Experience); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.
2	See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.